SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 17,402.8
Fair Value	19,018.0
Amount At Which Shown In The Balance Sheet	19,018.0
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,149.0	[1]
Fair Value	2,149.0	[1]
Amount At Which Shown In The Balance Sheet	2,149.0	[1]
Short-term investments | Foreign Government Debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5.7
Fair Value	5.7
Amount At Which Shown In The Balance Sheet	$ 5.7

[1]	Includes $5.7 million in treasury bills issued by the Australian government.